Condensed Consolidated Balance Sheets (unaudited) (Parenthetical) - $ / shares	Jul. 31, 2016	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, issued	28,881,351	25,208,684	11,415,416
Common stock, shares outstanding	28,881,351	25,208,684	11,415,416
Series A Convertible Redeemable Preferred Stock
Par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Shares authorized	10,000,000	10,000,000	10,000,000
Shares outstanding	0	0	4,207,987	4,207,987